Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 9,830,455	$ 31,122,748	$ 12,379,846
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,008,346)	(988,967)	11,167,377
Net unrealized loss of available-for-sale securities, net of tax of $(10,347,637), $(1,163,160) and $(3,307,755) in 2017, 2018 and 2019, respectively	(9,868,613)	(3,489,480)	(31,042,912)
Comprehensive income (loss)	(1,046,504)	26,644,301	(7,495,689)
Comprehensive income (loss) attributable to non-controlling interest	(11,112)	(21,314)	16,307
Comprehensive income (loss) attributable to Acorn International, Inc.	$ (1,035,392)	$ 26,665,615	$ (7,511,996)